JUNIOR SUBORDINATED NOTES (Tables)	12 Months Ended
Dec. 31, 2015
Junior Subordinated Notes [Abstract]
Schedule of Junior Subordinated Notes

		2015		2014
Outstanding loan amount	Maturity Date	Outstanding at December 31	Effective Interest Rate	Outstanding at December 31	Effective Interest Rate
(millions of Canadian $, unless otherwise noted)

TRANSCANADA PIPELINES LIMITED
U.S. (2015 and 2014 – US$1,000)[1]	2067	1,384	6.4%	1,160	6.5%
U.S. (2015 – US$750)[1]	2075	1,038	5.3%	—	—
		2,422		1,160